8. General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
General and Administrative Expenses

8.          General and administrative expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2018	2017	2016
Personnel expenses	4,929	4,521	4,729
Legal, consulting and audit fees	2,881	1,945	2,210
Operating lease expenses	162	126	111
Other expenses	1,666	1,394	1,273
	9,638	7,986	8,323